Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY Mellon Municipal Bond Funds, Inc.
Entity Central Index Key	0000075176
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Dec. 31, 2019
BNY Mellon Dynamic Value Fund | Class Y | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DRGYX
BNY Mellon Dynamic Value Fund | Class I | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DRGVX
BNY Mellon Dynamic Value Fund | Class C | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DCGVX
BNY Mellon Dynamic Value Fund | Class A | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DAGVX
BNY Mellon Opportunistic Midcap Value Fund | Class Y | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DMCYX
BNY Mellon Opportunistic Midcap Value Fund | Class I | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DVLIX
BNY Mellon Opportunistic Midcap Value Fund | Class C | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DVLCX
BNY Mellon Opportunistic Midcap Value Fund | Class A | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DMCVX
BNY Mellon Opportunistic Small Cap Fund | Class I | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DOPIX
BNY Mellon Opportunistic Small Cap Fund | Class Y | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DSCYX
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DSCVX
BNY Mellon Structured Midcap Fund | Class Y | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DPSYX
BNY Mellon Structured Midcap Fund | Class I | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DPSRX
BNY Mellon Structured Midcap Fund | Class C | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DPSCX
BNY Mellon Structured Midcap Fund | Class A | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DPSAX
BNY Mellon Technology Growth Fund | Class Y | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DTEYX
BNY Mellon Technology Growth Fund | Class I | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DGVRX
BNY Mellon Technology Growth Fund | Class C | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DTGCX
BNY Mellon Technology Growth Fund | Class A | BNY Mellon Advantage Funds, Inc.
Prospectus:
Trading Symbol	DTGRX
BNY Mellon Floating Rate Income Fund | Class Y | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DFLYX
BNY Mellon Floating Rate Income Fund | Class I | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DFLIX
BNY Mellon Floating Rate Income Fund | Class C | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DFLCX
BNY Mellon Floating Rate Income Fund | Class A | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DFLAX
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DMUYX
BNY Mellon AMT-Free Municipal Bond Fund | Class I Shares | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DMBIX
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DRMBX
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DMUCX
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DMUAX
BNY Mellon High Yield Municipal Bond Fund | Class Y | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DHYYX
BNY Mellon High Yield Municipal Bond Fund | Class I Shares | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DYBIX
BNY Mellon High Yield Municipal Bond Fund | Class C | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DHYCX
BNY Mellon High Yield Municipal Bond Fund | Class A | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DHYAX
BNY Mellon High Yield Municipal Bond Fund | Class Z | Dreyfus Municipal Funds, Inc.
Prospectus:
Trading Symbol	DHMBX